Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

PAY VS PERFORMANCE TABLE

					Value of
					Initial Fixed
			Average		$100
			Summary	Average	Investment
	Summary		Compensation	Compensation	Based On
	Compensation	Compensation	Table Total	Actually Paid	Total
	Table Total	Actually Paid	for Non-PEO	to Non-PEO	Shareholder	Net Income
	for PEO	to PEO	NEOs	NEOs	Return	($ in
Year	($)	($)	($)	($)	($)	thousands)
(a)	(b)	(c)	(d)	(e)	(f)	(g)
2024	412,265	412,265	209,536	209,536	68.05	(13,203)
2023	402,576	402,576	187,572	187,572	74.35	5,560
2022	418,391	418,391	193,217	193,217	88.45	14,024

Column (b). Reflects compensation amounts reported in the “Summary Compensation Table” for the Corporation’s Principal Executive Officer (PEO), President and Chief Executive Officer, Elaine A. Woodland, for the respective years shown.

Column (c). Compensation actually paid to the PEO as calculated in each year reflects the respective amounts set forth in column (b) of the table above, adjusted as set forth in the table below, as determined in accordance with SEC rules.

	2024	2023	2022
Summary Compensation Table Total	$412,265	$402,576	$418,391
Adjustments:
Less: aggregate change in the actuarial present value of the accumulated benefit under all defined benefit and actuarial pension plans reported in the Summary Compensation Table
Plus: service cost for pension plans
Plus: prior service cost for pension plans
Less: amounts reported under the “Stock Awards” column in the Summary Compensation Table
Less: amounts reported under the “Option Awards” column in the Summary Compensation Table
Plus: fair value of awards granted during the year that remain unvested as of year end
Plus: fair value of awards granted during the year that vest during the year
Change in fair value from prior year-end to current year-end of awards granted prior to year that were outstanding and unvested as of year-end
Change in fair value from prior year-end to vesting date of awards granted prior to year that vested during year
Less: fair value of awards granted prior to year that were forfeited during year
Plus: incremental fair value of awards modified during year
Plus: dividends or other earnings paid during year prior to vesting date of award
Compensation Actually Paid	$412,265	$402,576	$418,391

Column (d). Reflects the average of the compensation amounts reported in the “Summary Compensation Table” for the Corporation’s other Named Executive Officers (“Other NEOs”). The Other NEOs included in the average figures for

2024 and 2023 are Ms. Rosler and Messrs. McDonald and Zlobik and for 2022 are Ms. Rosler, Mr. McDonald and Jonathan R. Littlewood.

Column (e). Average compensation actually paid to the Other NEOs as calculated in each year reflects the respective amounts set forth in column (d) of the table above, adjusted as set forth in the table below, as determined in accordance with SEC rules.

	2024	2023	2022
Summary Compensation Table Total	$209,536	$187,572	$193,217
Adjustments:
Less: aggregate change in the actuarial present value of the accumulated benefit under all defined benefit and actuarial pension plans reported in the Summary Compensation Table
Plus: service cost for pension plans
Plus: prior service cost for pension plans
Less: amounts reported under the “Stock Awards” column in the Summary Compensation Table
Less: amounts reported under the “Option Awards” column in the Summary Compensation Table
Plus: fair value of awards granted during the year that remain unvested as of year end
Plus: fair value of awards granted during the year that vest during the year
Change in fair value from prior year-end to current year-end of awards granted prior to year that were outstanding and unvested as of year-end
Change in fair value from prior year-end to vesting date of awards granted prior to year that vested during year
Less: fair value of awards granted prior to year that were forfeited during year
Plus: incremental fair value of awards modified during year
Plus: dividends or other earnings paid during year prior to vesting date of award
Compensation Actually Paid	$209,536	$187,572	$193,217

Column (f). Total shareholder return shows the value at year-end assuming the investment of $100 on the last day of the previous calendar year and the reinvestment of dividends during the year.

Column (g). Reflects “Net Income” reported in the company's Consolidated Statements of Income for each year.

Company Selected Measure Name	Net Income
Named Executive Officers, Footnote

Column (d). Reflects the average of the compensation amounts reported in the “Summary Compensation Table” for the Corporation’s other Named Executive Officers (“Other NEOs”). The Other NEOs included in the average figures for

2024 and 2023 are Ms. Rosler and Messrs. McDonald and Zlobik and for 2022 are Ms. Rosler, Mr. McDonald and Jonathan R. Littlewood.

PEO Total Compensation Amount	$ 412,265	$ 402,576	$ 418,391
PEO Actually Paid Compensation Amount	$ 412,265	402,576	418,391
Adjustment To PEO Compensation, Footnote

Column (c). Compensation actually paid to the PEO as calculated in each year reflects the respective amounts set forth in column (b) of the table above, adjusted as set forth in the table below, as determined in accordance with SEC rules.

	2024	2023	2022
Summary Compensation Table Total	$412,265	$402,576	$418,391
Adjustments:
Less: aggregate change in the actuarial present value of the accumulated benefit under all defined benefit and actuarial pension plans reported in the Summary Compensation Table
Plus: service cost for pension plans
Plus: prior service cost for pension plans
Less: amounts reported under the “Stock Awards” column in the Summary Compensation Table
Less: amounts reported under the “Option Awards” column in the Summary Compensation Table
Plus: fair value of awards granted during the year that remain unvested as of year end
Plus: fair value of awards granted during the year that vest during the year
Change in fair value from prior year-end to current year-end of awards granted prior to year that were outstanding and unvested as of year-end
Change in fair value from prior year-end to vesting date of awards granted prior to year that vested during year
Less: fair value of awards granted prior to year that were forfeited during year
Plus: incremental fair value of awards modified during year
Plus: dividends or other earnings paid during year prior to vesting date of award
Compensation Actually Paid	$412,265	$402,576	$418,391

Non-PEO NEO Average Total Compensation Amount	$ 209,536	187,572	193,217
Non-PEO NEO Average Compensation Actually Paid Amount	$ 209,536	187,572	193,217
Adjustment to Non-PEO NEO Compensation Footnote

Column (e). Average compensation actually paid to the Other NEOs as calculated in each year reflects the respective amounts set forth in column (d) of the table above, adjusted as set forth in the table below, as determined in accordance with SEC rules.

	2024	2023	2022
Summary Compensation Table Total	$209,536	$187,572	$193,217
Adjustments:
Less: aggregate change in the actuarial present value of the accumulated benefit under all defined benefit and actuarial pension plans reported in the Summary Compensation Table
Plus: service cost for pension plans
Plus: prior service cost for pension plans
Less: amounts reported under the “Stock Awards” column in the Summary Compensation Table
Less: amounts reported under the “Option Awards” column in the Summary Compensation Table
Plus: fair value of awards granted during the year that remain unvested as of year end
Plus: fair value of awards granted during the year that vest during the year
Change in fair value from prior year-end to current year-end of awards granted prior to year that were outstanding and unvested as of year-end
Change in fair value from prior year-end to vesting date of awards granted prior to year that vested during year
Less: fair value of awards granted prior to year that were forfeited during year
Plus: incremental fair value of awards modified during year
Plus: dividends or other earnings paid during year prior to vesting date of award
Compensation Actually Paid	$209,536	$187,572	$193,217

Compensation Actually Paid vs. Total Shareholder Return

Relationship Between Compensation Actually Paid to our PEO and the Average of the Compensation Actually Paid to the Other NEOs and the Company's Cumulative Total Shareholder Return (TSR). From 2022 to 2024, the compensation actually paid to our PEO decreased 1.46% while the average of the compensation actually paid to the Other NEOs increased by 8.45%. This is compared to a 23.06% decrease in our TSR over the same time period.

Compensation Actually Paid vs. Net Income

Relationship Between Compensation Actually Paid to our PEO and the Average of the Compensation Actually Paid to the Other NEOs and the Company's Net Income. From 2022 to 2024, the compensation actually paid to our PEO decreased 1.46% while the average of the compensation actually paid to the Other NEOs increased by 8.45%. This is compared to a 194.15% decrease in our Net Income over the same time period.

Compensation Actually Paid vs. Company Selected Measure

Relationship Between Compensation Actually Paid to our PEO and the Average of the Compensation Actually Paid to the Other NEOs and the Company's Net Income. From 2022 to 2024, the compensation actually paid to our PEO decreased 1.46% while the average of the compensation actually paid to the Other NEOs increased by 8.45%. This is compared to a 194.15% decrease in our Net Income over the same time period.

Total Shareholder Return Amount	$ 68.05	74.35	88.45
Net Income (Loss)	$ (13,203,000)	$ 5,560,000	$ 14,024,000
Company Selected Measure Amount	(13,203,000)	5,560,000	14,024,000
PEO Name	Elaine A. Woodland